Subsequent events (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 10, 2024	Mar. 31, 2024	Dec. 31, 2023	Apr. 16, 2024
Subsequent Events [Line Items]
Acquisitions loaned			$ 4,800,000
Interest rate			2.75%
Loan agreement			$ 1,300,000
Interest-Bearing Liabilities, Average Rate Paid			8.88%
Proceeds of term loans			$ 5,400,000
Company owns		$ 1,500,000,000
Accrued payment		11,100,000
Investment		1,300,000
Infinite Acquisitions [Member]
Subsequent Events [Line Items]
Acquisitions loaned		$ 200,000	6,800,000
Revolving credit arrangement			$ 10,000,000
Katmandu Ventures, LLC [Member]
Subsequent Events [Line Items]
Term loan			10.00%
Universal Kat Holdings, LLC [Member]
Subsequent Events [Line Items]
Loan agreement			$ 7,200,000
Subsequent Event [Member] | Qiddiya Investment Company [Member]
Subsequent Events [Line Items]
Investment				$ 12,000,000
Subsequent Event [Member] | Falcon’s Creative Group [Member]
Subsequent Events [Line Items]
Investment				30,000,000
Common Class B [Member]
Subsequent Events [Line Items]
Earnout shares (in Shares)		7,312,500
Common Class B [Member] | Employee [Member]
Subsequent Events [Line Items]
Earnout shares (in Shares)		12,187,500
Forecast [Member]
Subsequent Events [Line Items]
Earnout shares (in Shares)	187,500
Forecast [Member] | Qiddiya Investment Company [Member]
Subsequent Events [Line Items]
Investment				12,000,000
Forecast [Member] | Falcon’s Creative Group [Member]
Subsequent Events [Line Items]
Investment				$ 30,000,000
Forecast [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Earnout shares (in Shares)	312,500
Transaction fee and expenses [Member]
Subsequent Events [Line Items]
Company owns		$ 9,556,512,700